STOCKHOLDERS’ EQUITY	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Equity [Abstract]
STOCKHOLDERS’ EQUITY

16. STOCKHOLDERS’ EQUITY

Preferred stock

As of June 30, 2023 and December 31, 2022, there were 200,000,000 preferred stocks authorized but none were issued and outstanding.

Common stock

As of June 30, 2023 and December 31, 2022, there were 1,000,000,000 common stocks authorized; and 75,452,012 shares issued and outstanding.

A share forfeiture agreement (the “Share Forfeiture Agreement”) dated January 20, 2022, between the Company and Mr. How Kok Choong, the CEO and director of the Company, pursuant to which Mr. How Kok Choong agreed to forfeit 215,008,035 shares of common stock of the Company. As a result, the outstanding shares was reduced by 215,008,035 shares of common stock.

There were no stock options, warrants or other potentially dilutive securities outstanding as of June 30, 2023 and December 31, 2022.

AGAPE ATP CORPORATION

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(UNAUDITED)

(Currency expressed in United States Dollars (“US$”), except for number of shares)

15. STOCKHOLDERS’ EQUITY

Preferred stock

As of December 31, 2022 and 2021, there were 200,000,000 preferred stocks authorized but none were issued and outstanding.

Common stock

As of December 31, 2022 and 2021, there were 1,000,000,000 common stocks authorized, 75,452,012 and 290,460,047 shares issued and outstanding, respectively.

In December 2021, there were share forfeiture agreements (the “Share Forfeiture Agreements”) between the Company and (i) HKC Talent Limited; (ii) various shareholders of the Company (the “Forfeiting Shareholders”), pursuant to which: (i) HKC Talent Limited had agreed to forfeiture of 41,750,000 shares of common stock of the Company, and (ii) the Forfeiting Shareholders had agreed to forfeiture, in aggregate, 44,242,000 shares of common stock of the Company. Included in (ii) is 11,242,000 shares forfeited from HKC Holdings Sdn. Bhd, a company in which Mr. How Kok Choong, the CEO and director of the Company, is a shareholder. As a result, the outstanding shares was reduced by 85,992,000 shares of common stock.

A share forfeiture agreement (the “Share Forfeiture Agreement”) dated January 20, 2022, between the Company and Mr. How Kok Choong, the CEO and director of the Company, pursuant to which Mr. How Kok Choong agreed to forfeit 215,008,035 shares of common stock of the Company. As a result, the outstanding shares was reduced by 215,008,035 shares of common stock.

There were no stock options, warrants or other potentially dilutive securities outstanding as of December 31, 2022 and 2021.